SHAREHOLDERS' EQUITY - Stock Option Plan (Details) - CAD CAD / shares in Units, CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Options
Options exercisable, End of year (in shares)	6,415,000
Weighted Average Exercise Price
Options exercisable, End of year (in dollars per share)	CAD 19.28
Stock Option Plan
Number of Options
Options outstanding, Beginning of year (in shares)	10,368,000
Exercised (in shares)	(234,000)
Forfeited (in shares)	(2,207,000)
Expired (in shares)	(347,000)
Options outstanding, End of year (in shares)	7,580,000	10,368,000
Options exercisable, End of year (in shares)	6,415,000
Weighted Average Exercise Price
Options outstanding, Beginning of year (in dollars per share)	CAD 18.65
Exercised (in dollars per share)	13.71
Forfeited (in dollars per share)	19.38
Expired (in dollars per share)	20.88
Options outstanding, End of year (in dollars per share)	18.49	CAD 18.65
Options exercisable, End of year (in dollars per share)	CAD 19.28
Weighted average remaining contractual term	3 years 4 months 24 days
Aggregate intrinsic value (in dollars)	CAD 0.0	CAD 0.0	CAD 5.2
Total intrinsic value of options exercised (in dollars)	0.2	CAD 13.4	CAD 2.7
Amount of share based compensation expense of non-vested options not yet recognized	CAD 0.1
Weighted-average period for recognition of share-based compensation expense related to non-vested options	2 months 12 days